Investment Risks - Third Avenue Value Portfolio	Apr. 24, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions and may make it more difficult for the Portfolio to achieve its investment objective.

Smalland Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Risk. The Portfolio may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Portfolio can purchase and sell these securities and, thus, the value of the Portfolio’s shares.

Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies associated with the production of those commodities to decline.

Foreign Securitiesand Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Portfolio’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Portfolio may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Portfolio’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Currency Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Portfolio’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

German Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

German Securities Risk. The Portfolio’s investments in German issuers subjects the Portfolio to legal, regulatory, political, currency, security, and economic risks specific to Germany. Germany has an industrial and export dependent economy and therefore relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the United Kingdom (the “U.K.”), France, Italy and other European countries. Germany is dependent on the economies of these other countries, and a decline in the price or demand for German exports may have an adverse impact on its economy.

Japanese Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Japanese Securities Risk: The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy, and adverse economic conditions in the U.S. or other trade partners may affect Japan.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. In such a market, the value of such investments and the Portfolio’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Portfolio redemption requests, including requests from Participating Insurance Companies who may own a significant percentage of the Portfolio’s shares, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses.

Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Risk. The Portfolio’s investments in high-yield debt securities (commonly known as “junk bonds”) may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvencyand Bankruptcy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Insolvency and Bankruptcy Risk. The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, or those in conservatorship, including debt and preferred equity obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Investing Risk. Although the Portfolio is classified as a diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”), the Portfolio’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the 1940 Act, so long as any such discrepancy existing immediately after the Portfolio’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Portfolio from time to time may be considered “non-diversified” by the 1940 Act despite its classification as a diversified investment company.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the Portfolio will similarly fluctuate and you could lose money.